Item 1. Report to Shareholders

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified
Semiannual
Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                  6 Months            Year           3/30/01
                                     Ended           Ended           Through
                                   8/31/03         2/28/03           2/28/02

NET ASSET VALUE

Beginning of period               $  1.000        $  1.000          $  1.000

Investment activities
  Net investment income (loss)       0.003*          0.010*            0.018*

Distributions
  Net investment income             (0.003)         (0.010)           (0.018)

NET ASSET VALUE
End of period                     $  1.000        $  1.000          $  1.000
                                  ----------------------------------------------

Ratios/Supplemental Data

Total return^                        0.28%*          0.97%*            1.78%*

Ratio of total expenses
to average net assets                0.55%*!         0.55%*            0.55%*!

Ratio of net investment
income (loss) to average
net assets                           0.56%*!         0.94%*            1.72%*!

Net assets, end of period
(in thousands)                    $ 76,666        $ 72,009          $ 43,291

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 2/28/05.

!  Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands


MARYLAND  98.8%

Anne Arundel County, GO
    4.00%, 12/1/03                         $            40      $            40
    4.00%, 3/1/04                                      405                  411
  TECP, 1.00%, 10/9/03                               1,000                1,000
  TECP, 1.00%, 12/8/03                               1,000                1,000
Baltimore County, GO
    VRDN (Currently 0.90%)                           2,520                2,520
    5.50%, 6/1/04                                    1,000                1,034
  TECP, 0.80%, 10/6/03                               1,000                1,000
  TECP, 0.89%, 12/9/03                               1,000                1,000
  TECP, 0.90%, 9/11/03                               1,000                1,000
Baltimore IDA, GO, VRDN (Currently 0.83%)            2,700                2,700
Carroll County, GO
    2.50%, 10/1/03                                   1,100                1,101
    3.70%, 10/1/03                                     250                  250
    4.20%, 12/1/03                                     200                  202
    4.60%, 11/1/03                                   1,200                1,206
Frederick (City of), GO, 3.25%, 12/1/03                400                  402
Frederick County, GO
    2.00%, 11/1/03                                   1,100                1,101
    5.00%, 12/1/03                                     100                  101
    5.10%, 7/1/04                                      100                  104
  BAN, VRDN (Currently 0.85%)                        2,195                2,195
Frederick County EFA, Hood College,
VRDN (Currently 0.85%)                               2,650                2,650
Gaithersburg, Asbury Solomons
    VRDN (Currently 0.85%)
    (MBIA Insured)                                   1,695                1,695
Harford County, GO, 5.00%, 12/1/03                     450                  454
Howard County
    5.40%, 2/15/12 (Prerefunded 2/15/04!)              265                  272
    5.40%, 2/15/13 (Prerefunded 2/15/04!)              100                  103
    5.50%, 2/15/14 (Prerefunded 2/15/04!)              600                  618
  Sherwood Crossing Apartments
    VRDN (Currently 0.82%)
    (FNMA Guaranteed)                                3,000                3,000
Howard County, GO
    4.25%, 2/15/04                                   1,200                1,218
  TECP, BAN, 0.89%, 12/9/03                          2,000                2,000

Maryland, GO
    4.00%, 2/1/04                          $            75      $            76
    5.00%, 10/15/03                                    140                  141
Maryland CDA
  New Princess Anne Townhouses
    VRDN (Currently 0.95%) (misc. symbol1)           1,000                1,000
  New Water Towers Development
    VRDN (Currently 0.95%) (misc. symbol1)           1,900                1,900
  Parklane Apartments
    VRDN (Currently 0.90%)
    (FNMA Guaranteed) (misc. symbol1)                2,500                2,500
  Single Family
    1.25%, 12/18/03 (misc. symbol1)                  2,000                2,000
    4.75%, 4/1/04                                      500                  511
    4.80%, 4/1/04                                      100                  102
Maryland DOT
    4.70%, 12/15/03                                    250                  253
    5.00%, 9/1/03                                      900                  900
Maryland Economic Dev. Corp.
  Bindagraphics, VRDN
  (Currently 0.95%) (misc. symbol1)                    900                  900
  Chesapeake Bay Foundation
    VRDN (Currently 0.85%)                           2,125                2,125
Maryland HHEFA
    4.60%, 11/1/03                                     830                  835
  Carnegie Institution of Washington
    VRDN (Currently 0.90%)                           4,940                4,940
  Johns Hopkins Univ., TECP, 0.93%, 1/15/04          1,685                1,685
  Trinity School, VRDN (Currently 0.85%)             1,800                1,800
  Univ. of Maryland Medical System
    VRDN (Currently 0.84%)                           3,645                3,645
Maryland IDA
  Calvert School
    VRDN (Currently 0.85%)                           2,700                2,700
  National Aquarium in Baltimore
    VRDN (Currently 0.85%)                           2,000                2,000
Maryland National Capital Park &
 Planning Commission, GO
    2.00%, 12/1/03                                     355                  356
Montgomery County
    4.80%, 10/1/03 (Prerefunded 10/1/03!)              540                  552

  Silver Spring Parking
    4.00%, 6/1/04 (FGIC Insured)           $           200      $           204
Montgomery County, GO
    3.50%, 2/1/04                                      150                  152
    4.50%, 10/1/03                                     500                  501
    5.10%, 4/1/04                                      200                  205
    5.25%, 1/1/04                                      100                  101
    5.50%, 10/1/03                                     600                  602
    5.60%, 7/1/04                                      105                  109
    8.60%, 5/1/04                                      670                  703
Montgomery County Economic Dev. Auth.
  Howard Hughes Medical Institute
    VRDN (Currently 0.82%)                           2,000                2,000
  Institute For Genomic Research
    VRDN (Currently 0.85%)                           1,000                1,000
Montgomery County Housing Opportunities
Commission
    VRDN (Currently 0.85%)
    (FNMA Guaranteed)                                2,000                2,000
Prince Georges County, GO
    2.00%, 9/15/03                                     520                  520
    5.00%, 10/1/03                                   1,400                1,405
    6.00%, 3/15/04 (MBIA Insured)                    1,300                1,335
Univ. of Maryland, 4.60%, 10/1/03                       45                   45
Washington County, GO, 2.00%,
1/1/04 (AMBAC Insured)                                 135                  135
Washington Suburban Sanitary Dist., GO
    4.00%, 6/1/04                                    1,245                1,272
    4.375%, 6/1/04                                     500                  513
    4.40%, 6/1/04                                      100                  102
    4.75%, 12/1/03                                     120                  121
    5.00%, 6/1/04                                      100                  103
    6.25%, 6/1/04                                      325                  338
  BAN, VRDN (Currently 0.90%)                        1,000                1,000
Total Maryland (Cost  $75,764)                                           75,764


DISTRICT OF COLUMBIA  0.6%

District of Columbia Metropolitan Area
 Transit Auth.
    4.80%, 1/1/04 (FGIC Insured)                       400                  405
Total District of Columbia (Cost  $405)                                     405

Total Investments in Securities
99.4% of Net Assets (Cost  $76,169)                             $        76,169

Other Assets Less Liabilities                                               497

NET ASSETS                                                      $        76,666
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $             5

Undistributed net realized gain (loss)                                       (1)

Paid-in-capital applicable to
76,667,218 shares of no par
value capital stock outstanding;
unlimited shares authorized                                              76,662

NET ASSETS                                                      $        76,666
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          1.00
                                                                ---------------

(misc. symbol1)   Interest subject to alternative minimum tax
              !   Used in determining portfolio maturity
          AMBAC   AMBAC Assurance Corp.
            BAN   Bond Anticipation Note
            CDA   Community Development Administration
            DOT   Department of Transportation
            EFA   Educational Facility Authority
           FGIC   Financial Guaranty Insurance Company
           FNMA   Federal National Mortgage Association
             GO   General Obligation
          HHEFA   Health & Higher Educational Facility Authority
            IDA   Industrial Development Authority/Agency
           MBIA   MBIA Insurance Corp.
           TECP   Tax-Exempt Commercial Paper
           VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             6 Months
                                                                Ended
                                                              8/31/03

Investment Income (Loss)
Interest income                                            $      417

Expenses
  Investment management                                           122
  Custody and accounting                                           46
  Shareholder servicing                                            21
  Legal and audit                                                   7
  Trustees                                                          3
  Registration                                                      3
  Prospectus and shareholder reports                                2
  Miscellaneous                                                     2
  Total expenses                                                  206
Net investment income (loss)                                      211

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                             (1)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      210
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets
Operations

  Net investment income (loss)             $           211      $           554

  Net realized gain (loss)                              (1)                  --

  Increase (decrease) in net
  assets from operations                               210                  554

Distributions to shareholders
  Net investment income                               (211)                (554)

Capital share transactions *

  Shares sold                                       37,941               78,748

  Distributions reinvested                             199                  533

  Shares redeemed                                  (33,482)             (50,563)

  Increase (decrease) in net assets
  from capital share transactions                    4,658               28,718

Net Assets

Increase (decrease) during period                    4,657               28,718
Beginning of period                                 72,009               43,291

End of period                              $        76,666      $        72,009
                                           -------------------------------------

* Capital share transactions at net asset value of $1.00 per share


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 30, 2001. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $76,169,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $22,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through June 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.55%. Thereafter, through June 30, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.55%. Pursuant to this agreement, $36,000 of management fees were not accrued by the fund for the six months ended August 31, 2003. At August 31, 2003, unaccrued management fees in the amount of $166,000 remain subject to reimbursement by the fund through February 28, 2005, and $36,000 through June 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $47,000 for the six months ended August 31, 2003, of which $8,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003